Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,427,181	$ 1,706,253
Redemption / repurchase of unsecured senior notes	(240,793)	(198,387)
Repayment of long-term debt	(37,319)
Proceeds from Senior Credit Facility	137,255
Proceeds from Real Estate Credit Facility	13,811
Addition of debt issue costs	(354)
Non-cash changes:
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Amortization of debt issue costs	5,350	5,152
Foreign exchange adjustment	(24,211)	(79,022)
Reclassified to current portion of long-term debt	(896)
Ending balance	1,236,210	1,427,181
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Repayment of long-term debt	(37,243)
Proceeds from Senior Credit Facility	137,255
Non-cash changes:
Foreign exchange adjustment	(4,971)
Ending balance	95,041
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,445,127	1,729,351
Redemption / repurchase of unsecured senior notes	(240,793)	(198,387)
Non-cash changes:
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Foreign exchange adjustment	(18,882)	(79,022)
Ending balance	1,141,638	1,445,127
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Repayment of long-term debt	(76)
Proceeds from Real Estate Credit Facility	13,811
Non-cash changes:
Foreign exchange adjustment	(365)
Reclassified to current portion of long-term debt	(896)
Ending balance	12,474
Debt Issue Costs [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(17,946)	(23,098)
Addition of debt issue costs	(354)
Non-cash changes:
Amortization of debt issue costs	5,350	5,152
Foreign exchange adjustment	7
Ending balance	$ (12,943)	$ (17,946)